Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Brazilian Venture

The Company operates a joint venture ("Brazilian Venture") with Banco Bradesco S.A. ("Banco Bradesco") in which we own a 51% controlling interest, to provide comprehensive, fully outsourced transaction processing, call center, cardholder support and collection services to multiple card issuing clients in Brazil, including Banco Bradesco. The original accounting for this transaction resulted in the establishment of a contract intangible asset and a liability for amounts payable to the original partner banks upon final migration of their respective card portfolios and achieving targeted volumes (the “Brazilian Venture Notes”). The unamortized contract intangible asset balance as of December 31, 2015 was $86.6 million. Upon the exit of one partner bank, certain terms of the Brazilian Venture were subsequently renegotiated between Banco Bradesco and FIS and were memorialized in an Amended Association Agreement in November 2011. Among other things, the payout for the Brazilian Venture Notes was extended over a ten-year period. Additional performance remuneration provisions upon the achievement of targeted account and transaction volumes were renegotiated, for which additional related party payables were recorded as of December 31, 2011, based on management's expectation that the targets will be met. The passage of time and the achievement of certain targets triggered payments to Banco Bradesco of $4.8 million and $5.5 million in 2015 and 2014, respectively. The remaining related party payable was $33.2 million and $42.9 million as of December 31, 2015 and 2014, respectively. In addition, the board of directors for the Brazilian Venture declared a one-time dividend during the years ended December 31, 2015 and 2014, resulting in payments of $23.6 million and $34.8 million respectively, to Banco Bradesco and thereby reducing the value of the noncontrolling interest as of December 31, 2015 to $81.1 million.

The Company recorded Brazilian Venture revenues of $236.8 million, $281.4 million and $296.2 million during the years ended December 31, 2015, 2014 and 2013, respectively, from Banco Bradesco relating to these services. Banco Bradesco Brazilian Venture revenues included $95.9 million and $29.7 million of unfavorable currency impact during the years ended December 31, 2015 and 2014, respectively, resulting from a stronger U.S. Dollar in 2015 as compared to 2014 and 2014 as compared to 2013.

The Brazilian Venture currently processes approximately 64 million cards for clients in Brazil and provides call center, cardholder support and collection services for their card portfolios.